UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22563

Mairs and Power Funds Trust
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN		55101
(Address of principal executive offices)		(Zip code)

William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant’s telephone number, including area code:		651-222-8478

Date of fiscal year end:	December 31, 2011

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (unaudited)	September 30, 2011

Shares	Security Description	Fair Value
	COMMON STOCKS 96.2%
	BASIC INDUSTRIES 10.2%
10,100	Apogee Enterprises, Inc.	$86,759
2,200	Bemis Co., Inc.	64,482
1,800	Hawkins, Inc.	57,312
4,200	Valspar Corp.	131,082
		339,635
	CAPITAL GOODS 15.7%
2,500	Badger Meter, Inc.	72,325
3,000	Graco, Inc.	102,420
4,000	MOCON, Inc.	63,220
1,900	MTS Systems Corp.	58,216
6,200	Oshkosh Corporation (a)	97,588
2,900	Snap-on Incorporated	128,760
		522,529
	CONSUMER CYCLICAL 10.1%
1,200	Buffalo Wild Wings, Inc. (a)	71,760
3,400	Cabela’s Inc. (a)	69,666
1,300	Capella Education Company (a)	36,894
3,800	LKQ Corporation (a)	91,808
1,300	Toro Co.	64,051
		334,179
	CONSUMER STAPLE 3.9%
1,500	Casey’s General Stores, Inc.	65,475
1,100	Morningstar, Inc.	62,084
		127,559
	ENERGY 5.4%
4,800	Complete Production Services, Inc. (a)	90,480
3,300	GeoResources, Inc. (a)	58,707
1,400	Oasis Petroleum Inc. (a)	31,262
		180,449
	FINANCIAL 17.5%
10,100	Associated Banc-Corp.	93,930
4,000	Associated Estates Realty Corporation	61,840
5,700	Piper Jaffray Companies (a)	102,201
11,700	PrivateBancorp, Inc.	87,984
13,900	TCF Financial Corp.	127,324
1,900	Waddell & Reed Financial, Inc.	47,519
2,300	Wintrust Financial Corporation	59,363
		580,161
	HEALTH CARE 11.3%
1,200	Landauer, Inc.	59,448
5,500	MEDTOX Scientific, Inc.	71,995
2,900	Patterson Cos., Inc.	83,027
1,400	Techne Corp.	95,214
5,800	Vascular Solutions, Inc. (a)	66,410
		376,094
	TECHNOLOGY 15.0%
2,000	Advent Software, Inc. (a)	41,700
1,800	Alliant Techsystems Inc.	98,118
7,500	Daktronics, Inc.	64,350
1,000	NVE Corporation (a)	60,660
1,800	SPS Commerce, Inc. (a)	29,322
4,900	Stratasys, Inc. (a)	90,846
22,400	VASCO Data Security International, Inc. (a)	114,464
		499,460
	TRANSPORTATION 3.9%
4,600	Hub Group, Inc. (a)	130,042

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	UTILITIES 3.2%
2,900	ALLETE, Inc.	$106,227

	TOTAL COMMON STOCKS
	(cost $3,424,401)	$3,196,335

	SHORT-TERM INVESTMENTS 7.1%
88,526	Dreyfus Cash Management, 0.05% (b)	$88,526
148,805	First American Prime Obligations Fund, Class Z, 0.03% (b)	148,805

	TOTAL SHORT-TERM INVESTMENTS
	(cost $237,331)	$237,331

	TOTAL INVESTMENTS 103.3%
	(cost $3,661,732)	$3,433,666

	OTHER ASSETS AND LIABILITIES (NET) (3.3)%	(109,572)

	TOTAL NET ASSETS 100.0%	$3,324,094

(a)  Non-income producing.

(b)  The rate quoted is the annualized seven-day effective yield as of September 30, 2011.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	September 30, 2011

Security Valuations

Security valuations for the Mairs and Power Small Cap Fund (the Fund) investments are furnished by independent pricing services that have been approved by the Fund’s Board of Directors (the Board). Investments in equity securities are valued at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates fair value.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board. Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold. As of September 30, 2011, no securities in the Fund were valued using this method.

Fair Valuation Measurements

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 —	Quoted prices in active markets for identical securities.

•	Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  All of the inputs used to value the Fund’s investments as of September 30, 2011 were classified as Level 1.  For detail of investments by major industry classification, please refer to the Schedule of Investments. There were no transfers between levels during the period.

On May 12, 2011, the Financial Accounting Standards Board (FASB) issued an Accounting Standard Update (ASU) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard (IFRS) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. At this time, management is

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	September 30, 2011

evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Security Transactions

Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes

The Fund commenced operations on August 11, 2011.  Tax adjustments are calculated annually.

Basis of Presentation

In preparing this financial statement, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statement was issued.  This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Item 2. Controls and Procedures.

(a)                The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

(b)               There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs and Power Funds Trust

By (Signature and Title)	/s/ William B. Frels
William B. Frels, President

Date	November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ William B. Frels
William B. Frels, President
(Principal Executive Officer)

Date	November 21, 2011
/s/ Andrea C. Stimmel
By (Signature and Title)*		Andrea C. Stimmel, Treasurer
(Principal Financial Officer)

Date	November 21, 2011

* Print the name and title of each signing officer under his or her signature.